INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Finite-Lived Intangible Assets, Net [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets consist of the following:

	November 30, 2021	May 31, 2021

Trade names / trademarks	$806,000	$806,000
Customer relationships	7,633,000	7,633,000
Non-compete agreements	313,000	313,000
	8,752,000	8,752,000
Less: Accumulated amortization	(1,060,721)	(707,147)
	$7,691,279	$8,044,853

Intangible assets consist of the following at May 31, 2021 and 2020:

	May 31, 2021	May 31, 2020

Trade names / trademarks	$806,000	$806,000
Customer relationships	7,633,000	7,633,000
Non-compete agreements	313,000	313,000
	8,752,000	8,752,000
Less: Accumulated amortization	(707,147)	-
	$8,044,853	$8,752,000

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE

Estimated amortization expense for the next five years and thereafter is as follows:

Twelve Months Ending November 30,
2022	$353,574
2023	707,148
2024	602,814
2025	602,814
2026	602,814
Thereafter	4,822,114
$7,691,279

Estimated amortization expense for the next five years and thereafter is as follows:

Twelve Months Ending May 31,
2022	$707,143
2023	707,143
2024	693,800
2025	693,800
2026	693,800
Thereafter	4,549,167
$8,044,853